Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	S/ 773,575	S/ 753,693
Current [Member]
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	683,921	718,220
Past due up to 30 days [Member]
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	41,222	5,737
Past due from 31 days up to 90 days [Member]
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	11,668	6,801
Past due from 91 days up to 120 days [Member]
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	15,814	2,279
Past due from 121 days up to 360 days [Member]
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	7,070	4,185
Past due over 360 days [Member]
Trade Accounts Receivables, Net (Details) - Schedule of commercial receivables net [Line Items]
Trade account receivable	S/ 13,880	S/ 16,471